Share-Based Compensation (Tables) - Successor [Member]	9 Months Ended
Sep. 30, 2019
Schedule of Unvested Restricted Stock

The following table sets forth the LTIP activity for the periods indicated:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at December 31, 2018 (NESR - Successor)	725,200	$10.94
Granted	1,184,000	$9.86
Vested	(250,310)	$10.32
Forfeited	(106,000)	$10.87
Unvested at September 30, 2019 (NESR - Successor)	1,552,890	$10.22

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at June 30, 2019 (NESR - Successor)	1,600,200	$10.59
Granted	214,000	$7.60
Vested	(250,310)	$10.32
Forfeited	(11,000)	$10.36
Unvested at September 30, 2019 (NESR - Successor)	1,552,890	$10.22

Schedule of Stock-based Compensation

Stock-based compensation has been recorded in the Condensed Consolidated Statement of Operations as follows for the periods presented:

	Cost of services	Selling, general and administrative expense	Total
2019 Successor Period	$1,813,635	$2,243,336	$4,056,971
2019 Successor Quarter	757,779	1,187,479	1,945,258
2018 Successor Period	165,591	165,592	331,183
2018 Successor Quarter	165,591	165,592	331,183